22. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	12 Months Ended
Dec. 31, 2019
Provision for other obligations [Member]
Schedule of provisions for tax, labor, civil, commercial and other risks classified as probable loss, and contingent liabilities

The rollforward of the provisions for tax, labor, civil, commercial and other risks classified as probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities (Business combination)		Total
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Beginning balance	230,149	303,388	468,513	691,724	281,958	407,451	369,631	370,642	1,350,251	1,773,205
Additions	451,190	42,280	633,623	390,877	48,576	58,100	124	-	1,133,513	491,257
Reversals	(83,098)	(128,945)	(268,043)	(325,790)	(34,774)	(169,025)	(69,070)	(769)	(454,985)	(624,529)
Payments	(457,349)	(4,972)	(413,727)	(324,643)	(20,283)	(25,991)	-	-	(891,359)	(355,606)
Interest	442,622	39,415	182,749	120,476	32,058	32,337	-	-	657,429	192,228
Exchange rate variation	(50)	(8,452)	(41)	(37,894)	(358)	(8,921)	(31)	(100)	(480)	(55,367)
Transfer - held for sale	-	(12,565)	-	(46,237)	-	(11,993)	-	(142)	-	(70,937)
Ending balance	583,464	230,149	603,074	468,513	307,177	281,958	300,654	369,631	1,794,369	1,350,251

Current									1,084,308	495,584
Non-current									710,061	854,667